Other operating costs and expenses, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	R$ 309,488	R$ 333,275	R$ 212,495
Financial Offset For The Use Of Water Resources [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	85,545	63,841	103,737
Collection Charge [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	50,371	49,903	51,156
Compensation [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	48,679	38,423	63,628
Taxes [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	43,308	37,847	28,651
Donations Contributions Grants Tax Incentives [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	41,152	22,136	12,829
Leasing And Rent [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	21,067	9,705	8,536
Net Losses In The Decommissioning And Disposal Of Assets [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	(61)	44,020	38,151
Associacao Das Emissoras De Radiodifusao Do Parana A E R P [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	11,400	11,455	10,862
Talento Olimpico Paranaense T O P [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	4,750	4,750	4,719
Sponsorship [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	897	1,126	2,460
Publicity [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	11,953	9,598	7,206
Other Net Income Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	R$ (9,573)	R$ 40,471	R$ (119,440)